COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Tables Abstract
Lease and sublease income/expense
IN MILLIONS OF USD	2018	2017	2016
Minimum lease payments	(293.4)	(262.4)	(206.6)
Variable rent	(129.7)	(136.7)	(168.7)
Concession fees expense (note 7)	(423.1)	(399.1)	(375.3)
Premises (note 9)	(18.0)	(14.9)	(16.3)
Sublease income (note 7)	12.5	11.6	11.9

Future minimum lease payments under non-cancellable operating leases
IN MILLIONS OF USD	FUTURE PAYMENTS
Not later than one year	216.9
Later than one year and not later than five years	685.5
Later than five years	358.5
Total	1,260.9